Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income (loss)	$ 43,700	$ 42,671	$ 134,267	$ (15,654)	$ 35,346	$ (261,954)	$ (246,242)
Other comprehensive income (loss)
Unrealized gain (loss) on cash flow hedges, net	1,754	0	(2,992)	0	1,879	0	0
Other comprehensive income (loss)	1,754	0	(2,992)	0	1,879	0	0
Comprehensive income (loss)	45,454	42,671	131,275	(15,654)	37,225	(261,954)	(246,242)
Less: Comprehensive (income) loss attributable to noncontrolling interests	(33,948)	(32,080)	(98,866)	33,198	(6,842)	0	0
Comprehensive income (loss) attributable to Class A shareholders	11,506	10,591	32,409	17,544	30,383	(261,954)	(246,242)
MGP Operating Partnership
Net income (loss)	43,700	42,671	134,267	(15,654)	35,346	(261,954)	(246,242)
Other comprehensive income (loss)
Unrealized gain (loss) on cash flow hedges, net	1,754	0	(2,992)	0	1,879	0	0
Other comprehensive income (loss)	1,754	0	(2,992)	0	1,879	0	0
Comprehensive income (loss)	$ 45,454	$ 42,671	$ 131,275	$ (15,654)	$ 37,225	$ (261,954)	$ (246,242)